INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

NOTE 8:-INTANGIBLE ASSETS, NET

a.Intangible assets:

	Weighted
	average
	amortization	December 31,
	Period	2019	2018
	(years)
Cost:
Acquired technology	8.5	$32,946	$25,561
Customers relationships and brand name	5.8	9,817	9,817

		42,763	35,378
Accumulated amortization:
Acquired technology		18,465	16,139
Customers relationships and brand name		9,817	9,772

		28,282	25,911

Intangible assets, net		$14,481	$9,467

Amortization expenses for the years ended December 31, 2019, 2018 and 2017 were $2,371, $948 and $1,231, respectively.

F - 34

RADWARE LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands, except share and per share data

NOTE 8:-INTANGIBLE ASSETS, NET (Cont.)

Future estimated amortization expenses for the years ending:

December 31,

2020	$1,891
2021	1,858
2022	1,858
2023	1,858
2024 and thereafter	7,016

Total	$14,481

b.Goodwill:

	2019	2018

Balance as of January 1	$32,174	$32,174
Acquisitions	8,970	-

Balance as of December 31	$41,144	$32,174